Manager
Securities Operations

New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

03028320

Cert NYS

1-11415

NYSE

August 26, 2003

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, AMERICAN STANDARD COMPANIES INC., Common Stock Rights and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A/A (Amendment No. 2) received on August 26, 2003.

Sincerely,